Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade payables	$ 58	$ 62
Accrued expenses	188	160
Payroll and related accruals	28	98
Advance from customer		50
Lease liability		39
Related Parties	114	64
Trade and other payables	$ 388	$ 473